UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend and Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2014

Item 1. Reports to Stockholders

Delaware Enhanced Global Dividend and Income Fund

Semiannual report

May 31, 2014

The figures in the semiannual report for Delaware Enhanced Global Dividend and Income Fund represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. For more information, including press releases, please visit delawareinvestments.com.

Unless otherwise noted, views expressed herein are current as of May 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Investments in Delaware Enhanced Global Dividend and Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Security type / sector and country allocations

Delaware Enhanced Global Dividend and Income Fund

As of May 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	66.32%
Consumer Discretionary	8.10%
Consumer Staples	6.37%
Diversified REITs	0.97%
Energy	6.40%
Financials	8.25%
Healthcare	8.48%
Healthcare REITs	0.28%
Hotel REITs	0.64%
Industrial REITs	1.12%
Industrials	6.79%
Information Technology	5.87%
Mall REITs	0.79%
Manufactured Housing REITs	0.20%
Materials	3.64%
Mixed REITs	0.13%
Mortgage REITs	0.25%
Multifamily REITs	0.45%
Office REITs	0.80%
Office/Diversified REIT	0.06%
Real Estate Management & Development	0.01%
Self-Storage REIT	0.12%
Shopping Center REITs	0.95%
Single Tenant REIT	0.09%
Specialty REITs	0.72%
Telecommunications	3.60%
Utilities	1.24%
Convertible Preferred Stock	3.20%
Exchange-Traded Fund	0.09%
Agency Collateralized Mortgage Obligations	0.05%
Agency Mortgage-Backed Securities	0.43%
Commercial Mortgage-Backed Securities	0.04%
Convertible Bonds	11.40%
Basic Industry	0.14%
Brokerage	0.15%
Capital Goods	0.62%
Communications	1.72%
Consumer Cyclical	1.24%
Consumer Non-Cyclical	2.33%
Energy	1.00%
Financials	0.79%
Real Estate Investment Trusts	1.05%
Technology	2.36%

Security type / sector	Percentage of net assets
Corporate Bonds	38.40%
Automotives	0.91%
Banking	4.04%
Basic Industry	4.04%
Brokerage	0.03%
Capital Goods	2.38%
Communications	3.80%
Consumer Cyclical	1.99%
Consumer Non-Cyclical	1.03%
Energy	6.55%
Financials	0.27%
Healthcare	2.03%
Insurance	0.98%
Media	3.12%
Natural Gas	0.11%
Real Estate Investment Trusts	0.07%
Services	2.95%
Technology	2.55%
Transportation	0.47%
Utilities	1.08%
Non-Agency Asset-Backed Securities	0.02%
Non-Agency Collateralized Mortgage Obligations	0.10%
Sovereign Bonds	2.52%
Senior Secured Loans	3.70%
U.S. Treasury Obligations	0.44%
Leveraged Non-Recourse Security	0.00%
Limited Partnership	0.48%
Preferred Stock	1.21%
Warrant	0.00%
Short-Term Investments	0.43%
Securities Lending Collateral	7.31%
Total Value of Securities	136.14%
Option Written	(0.01%	)
Borrowing Under Line of Credit	(29.37%	)
Obligation to Return Securities Lending Collateral	(7.31%	)
Receivables and Other Assets Net of Liabilities	0.55%
Total Net Assets	100.00%

(continues)                                                             1

Security type / sector and country allocations

Delaware Enhanced Global Dividend and Income Fund

Country*	Percentage of net assets
Australia	2.06%
Austria	0.32%
Barbados	0.41%
Bermuda	1.37%
Brazil	0.63%
Canada	4.41%
Cayman Islands	0.42%
Chile	0.10%
China/Hong Kong	2.27%
Colombia	0.29%
Denmark	0.88%
France	9.20%
Germany	2.67%
Indonesia	1.17%
Ireland	0.12%
Israel	1.55%
Italy	1.87%
Japan	8.25%
Luxembourg	2.74%
Marshall Islands	0.38%
Mexico	2.71%
Netherlands	2.45%
Norway	0.85%
Russia	0.79%
Singapore	0.03%
Spain	0.22%
Sweden	1.90%
Switzerland	2.98%
United Kingdom	5.81%
United States	69.54%
Total	128.39%

*Allocation includes all investments except for short-term investments and securities lending collateral.

The percentage of net assets exceeds 100.00% because the Fund utilizes a line of credit with The Bank of New York Mellon, as described in Note 5 in “Notes to financial statements.” The Fund utilizes leveraging techniques in an attempt to obtain a higher return for the Fund. There is no assurance that the Fund will achieve its investment objectives through the use of such techniques.

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

May 31, 2014 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 66.32%❖
Consumer Discretionary – 8.10%
AMC Entertainment Holdings †	10,300	$233,501
Bayerische Motoren Werke	12,506	1,569,967
Best Buy	17,400	481,284
Carnival	5,400	216,162
DIRECTV Class A †	2,250	185,490
Don Quijote Holdings	13,100	772,216
General Motors	2,496	86,312
Genuine Parts	8,900	768,337
Hanesbrands	1,210	102,644
Kering	6,302	1,392,583
Las Vegas Sands	1,030	78,816
Mattel	19,600	761,068
Nitori Holdings	37,408	1,835,761
Penney (J.C.) †¥	35,000	314,650
Publicis Groupe	26,721	2,305,041
Quiksilver †	15,738	93,484
Techtronic Industries	369,000	1,163,693
Time Warner Cable	1,238	174,756
Toyota Motor	62,005	3,509,464
United Rentals †	1,030	104,081
Yue Yuen Industrial Holdings	640,000	1,981,181

		18,130,491

Consumer Staples – 6.37%
Archer-Daniels-Midland	13,300	597,702
Aryzta †	31,323	2,920,845
Carlsberg Class B	18,882	1,969,708
Coca-Cola Amatil	149,227	1,313,998
ConAgra Foods	37,800	1,220,940
Kimberly-Clark	10,400	1,168,440
Kraft Foods Group	20,500	1,218,930
Lorillard	21,400	1,330,438
Safeway	24,800	851,632
Tesco	326,564	1,661,592

		14,254,225

Diversified REITs – 0.97%
Champion REIT	125,000	59,332
Dexus Property Group	39,910	41,420
Fibra Uno Administracion	87,563	268,818
Investors Real Estate Trust	10,260	91,109
Kenedix Office Investment	50	261,335
Lexington Realty Trust	52,975	601,266
Mapletree Logistics Trust	70,996	67,073
Nieuwe Steen Investments *	89	561
Orix JREIT	40	53,407
Stockland	70,059	254,323
Vornado Realty Trust	2,641	282,798

	Number of shares	Value (U.S. $)
Common Stock❖ (continued)
Diversified REITs (continued)
Washington Real Estate Investment Trust	7,272	$187,836

		2,169,278

Energy – 6.40%
Chevron	6,500	798,135
CNOOC	996,000	1,708,614
ConocoPhillips	11,200	895,328
Halcon Resources †	1,793	11,188
Kodiak Oil & Gas †	9,844	125,314
Marathon Oil	16,700	612,222
Occidental Petroleum	6,200	618,078
Range Resources	1,214	112,841
Royal Dutch Shell ADR	15,000	1,227,600
Saipem †	68,891	1,795,601
Spectra Energy	20,800	844,064
Subsea 7	94,848	1,896,040
Total	25,130	1,763,561
Total ADR *	18,100	1,257,045
Williams	13,900	652,744

		14,318,375

Financials – 8.25%
AXA *	123,059	3,038,025
Bank Rakyat Indonesia Persero	1,225,900	1,071,022
BB&T	28,500	1,080,720
Blackhawk Network Holdings †	4,074	99,935
Fifth Street Finance *	16,638	154,567
Gallagher (Arthur J.)	23,400	1,072,422
Home Loan Servicing Solutions	32,995	735,789
Mitsubishi UFJ Financial Group	490,328	2,760,308
Nordea Bank	185,079	2,729,762
Nordea Bank FDR	43,814	645,651
Santander Consumer USA Holdings	6,915	135,880
Solar Capital	8,309	173,160
Standard Chartered	126,014	2,835,691
UniCredit	221,012	1,926,708

		18,459,640

Healthcare – 8.48%
AbbVie	14,100	766,053
Akorn †	3,947	110,398
AstraZeneca ADR	11,500	830,300
Baxter International	12,500	930,125
Bristol-Myers Squibb	10,500	522,270

(continues)                                                             3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Number of shares	Value (U.S. $)
Common Stock❖ (continued)
Healthcare (continued)
Johnson & Johnson	10,100	$1,024,746
Merck	23,800	1,377,068
Novartis	36,809	3,300,869
Pfizer	41,460	1,228,460
Quest Diagnostics	10,200	610,878
Sanofi	29,144	3,116,351
Stada Arzneimittel *	34,072	1,600,097
Teva Pharmaceutical Industries ADR	68,800	3,473,712
Valeant Pharmaceuticals International †	611	80,169

		18,971,496

Healthcare REITs – 0.28%
HCP	3,404	142,117
Health Care REIT	1,875	118,556
Ventas	5,342	356,846

		617,519

Hotel REITs – 0.64%
Ashford Hospitality Prime	12,360	201,468
Ashford Hospitality Trust	61,800	661,260
DiamondRock Hospitality	17,600	218,592
LaSalle Hotel Properties	1,200	39,588
Strategic Hotels & Resorts †	19,000	207,100
Summit Hotel Properties	9,300	93,372

		1,421,380

Industrial REITs – 1.12%
DCT Industrial Trust	16,877	133,666
First Industrial Realty Trust	63,827	1,183,353
Goodman Group	49,447	234,269
Prologis	385	15,981
STAG Industrial	35,063	839,759
Terreno Realty	5,097	98,882

		2,505,910

Industrials – 6.79%
Deutsche Post *	63,259	2,346,445
East Japan Railway	24,761	1,888,973
ITOCHU	188,602	2,229,093
Koninklijke Philips Electronics *	64,840	2,047,994
Raytheon	11,500	1,122,055
Vinci	32,722	2,422,140
Waste Management	27,600	1,233,168
WestJet Airlines	85,043	1,909,281

		15,199,149

Information Technology – 5.87%
Applied Materials	46,800	944,892

	Number of shares	Value (U.S. $)
Common Stock❖ (continued)
Information Technology (continued)
Canon ADR	24,800	$819,144
CGI Group Class A †	103,640	3,527,479
Cisco Systems	43,200	1,063,584
Intel	52,000	1,420,640
Microsoft	21,100	863,834
Symantec	50,000	1,099,500
Teleperformance	37,879	2,370,381
Xerox	84,000	1,037,400

		13,146,854

Mall REITs – 0.79%
CBL & Associates Properties	7,338	138,101
General Growth Properties	12,497	297,803
Macerich	389	25,690
Pennsylvania Real Estate Investment Trust	8,500	152,575
Rouse Properties	748	12,207
Simon Property Group	6,908	1,149,906

		1,776,282

Manufactured Housing REITs – 0.20%
Equity Lifestyle Properties	3,156	138,043
Sun Communities	6,586	318,894

		456,937

Materials – 3.64%
AuRico Gold	144,273	499,030
Dow Chemical	13,200	687,984
duPont (E.I.) deNemours	9,900	686,169
Lafarge	20,991	1,813,328
Rexam	219,642	1,956,791
Rio Tinto	29,551	1,514,236
Tarkett †	6,400	267,580
Yamana Gold	96,766	722,074

		8,147,192

Mixed REITs – 0.13%
Duke Realty	11,447	202,612
DuPont Fabros Technology	2,500	63,925
PS Business Parks	400	33,676

		300,213

Mortgage REITs – 0.25%
Chimera Investment	17,000	53,550
Starwood Property Trust	20,900	509,751

		563,301

Multifamily REITs – 0.45%
Apartment Investment & Management	15,728	495,117

	Number of shares	Value (U.S. $)
Common Stock❖ (continued)
Multifamily REITs (continued)
Camden Property Trust	5,109	$358,856
Equity Residential	1,597	98,695
Essex Property Trust	297	53,745

		1,006,413

Office REITs – 0.80%
Alstria Office REIT †	33,657	450,921
American Realty Capital Properties	13,755	170,700
Corporate Office Properties Trust	11,690	322,059
Link REIT	33,000	175,791
Mack-Cali Realty	11,500	250,125
Parkway Properties	20,673	412,840

		1,782,436

Office/Diversified REIT – 0.06%
Corio	2,685	134,274

		134,274

Real Estate Management & Development – 0.01%
Cyrela Brazil Realty	4,100	24,466

		24,466

Self-Storage REIT – 0.12%
Extra Space Storage	5,300	277,455

		277,455

Shopping Center REITs –0.95%
Agree Realty †	12,473	384,667
Charter Hall Retail REIT	71,117	264,783
Equity One	1,500	34,440
First Capital Realty	2,922	50,292
Kimco Realty	12,857	294,682
Ramco-Gershenson Properties Trust	19,634	325,924
Regency Centers	900	48,060
Unibail-Rodamco	910	254,429
Washington Prime Group †	3,454	68,700
Westfield Group	16,989	169,203
Westfield Retail Trust	21,112	62,687
Wheeler Real Estate
Investment Trust *	36,463	168,459

		2,126,326

Single Tenant REIT – 0.09%
National Retail Properties *	5,420	189,592

		189,592

Specialty REITs – 0.72%
EPR Properties	11,976	645,746

	Number of shares	Value (U.S. $)
Common Stock❖ (continued)
Specialty REITs (continued)
Gladstone Land	18,590	$207,836
Nippon Prologis REIT	250	547,232
Plum Creek Timber	1,520	68,552
Rayonier	450	21,420
Starwood Waypoint Residential Trust †	4,180	114,072

		1,604,858

Telecommunications – 3.60%
AT&T	38,800	1,376,236
Century Communi- cations =†	125,000	0
CenturyLink	2,560	96,435
KDDI	3,170	188,515
Mobile Telesystems ADR	95,900	1,773,191
Nippon Telegraph & Telephone	50,201	2,979,952
NTT DOCOMO ADR	36,800	614,560
Orange ADR	900	14,445
Verizon Communications	16,000	799,360
Vodafone Group	59,444	208,746

		8,051,440

Utilities – 1.24%
American Water Works	800	38,888
Edison International	11,200	617,568
National Grid	73,941	1,103,065
National Grid ADR *	11,200	836,976
NorthWestern	3,800	182,400

		2,778,897

Total Common Stock (cost $119,047,420)		148,414,399

Convertible Preferred Stock – 3.20%
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	24,100	565,598
Chesapeake Energy 144A 5.75% exercise price $27.77, expiration date 12/31/49 #	392	473,095
El Paso Energy Capital Trust I 4.75% exercise price $34.49, expiration date 3/31/28	1,950	103,389
Halcon Resources 5.75% exercise price $6.16, expiration date 12/ 31/49	596	647,026

(continues)                                                             5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Number of shares	Value (U.S. $)
Convertible Preferred Stock (continued)
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	611	$784,906
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	510	674,475
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	18,360	963,349
Maiden Holdings 7.25% exercise price $15.47, expiration date 9/15/16	16,200	785,700
SandRidge Energy 7.00% exercise price $7.76, expiration date 12/31/49	2,500	265,625
8.50% exercise price $8.01, expiration date 12/31/49	4,205	463,601
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	695	856,240
Weyerhaeuser 6.375% exercise price $33.30, expiration date 7/1/16 *	5,289	310,147
Wheeler Real Estate Investment Trust 9.00% exercise price $5.00, expiration date 12/31/49	8,250	221,347
9.00% exercise price $5.50, expiration date 12/31/49 @=	34	35,513

Total Convertible Preferred Stock (cost $6,616,092)		7,150,011

Exchange-Traded Fund – 0.09%
iPATH S&P 500 VIX Short-Term Futures ETN *†	6,250	209,500

Total Exchange-Traded Fund (cost $1,178,000)		209,500

	Principal amount°
Agency Collateralized Mortgage Obligations – 0.05%
Fannie Mae REMICs Series 2001-50 BA 7.00% 10/25/41	76,775	88,221

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs Series 2557 WE 5.00% 1/15/18	26,574	$28,031
Series 3173 PE 6.00% 4/15/35	191	191

Total Agency Collateralized Mortgage Obligations (cost $105,019)		116,443

Agency Mortgage-Backed Securities – 0.43%
Fannie Mae ARM 2.138% 3/1/38 •	8,411	8,930
2.238% 4/1/36 •	20,984	22,524
2.257% 10/1/36 •	5,729	6,127
2.305% 4/1/36 •	8,108	8,570
2.415% 5/1/43 •	4,584	4,581
2.423% 10/1/36 •	8,766	9,288
2.44% 11/1/35 •	6,085	6,514
2.546% 6/1/43 •	1,997	2,008
3.297% 9/1/43 •	5,716	5,910
Fannie Mae S.F. 15 yr 4.00% 11/1/25	92,686	99,268
5.50% 1/1/23	12,771	14,001
Fannie Mae S.F. 20 yr 4.00% 2/1/31	3,649	3,921
5.50% 12/1/29	935	1,045
Fannie Mae S.F. 30 yr 4.00% 11/1/40	1,868	1,982
4.50% 7/1/36	1,543	1,670
6.50% 6/1/36	11,221	12,644
6.50% 10/1/36	9,971	11,284
Freddie Mac 6.00% 1/1/17	204	204
Freddie Mac ARM 2.265% 10/1/36 •	9,869	10,493
2.47% 7/1/36 •	5,753	6,136
Freddie Mac S.F. 15 yr 5.00% 6/1/18	4,882	5,186
5.00% 12/1/22	23,974	25,999
Freddie Mac S.F. 30 yr 5.00% 1/1/34	250,601	277,031
6.00% 2/1/36	1,208	1,363
7.00% 11/1/33	22,217	25,263
9.00% 9/1/30	39,276	42,839
GNMA I S.F. 30 yr 7.50% 12/15/23	49,695	57,032
7.50% 1/15/32	40,181	48,288
9.50% 9/15/17	28,345	30,336
12.00% 5/15/15	3,145	3,178

6

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr 6.00% 11/20/28	45,627	$51,323
6.50% 2/20/30	135,054	149,185

Total Agency Mortgage-Backed Securities (cost $871,704)		954,123

Commercial Mortgage-Backed Securities – 0.04%
FREMF Mortgage Trust Series 2013-K712 B 144A 3.368% 5/25/45 #•	10,000	10,166
Goldman Sachs Mortgage Securities II Series 2004-GG2 A6 5.396% 8/10/38 •	12,021	12,026
Series 2005-GG4 A4A 4.751% 7/10/39	28,513	29,137
Goldman Sachs Mortgage Securities Trust Series 2006-GG6 A4 5.553% 4/10/38 •	10,000	10,608
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8 AM 5.44% 5/15/45	25,000	27,208

Total Commercial Mortgage-Backed Securities (cost $84,038)		89,145

Convertible Bonds – 11.40%
Basic Industry – 0.14%
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41 *	391,000	306,202

		306,202

Brokerage – 0.15%
Gain Capital Holdings 144A 4.125% exercise price $12.00, expiration date 11/30/18 #	345,000	340,041

		340,041

Capital Goods – 0.62%
General Cable 4.50% exercise price $35.88, expiration date 11/15/29 f	673,000	673,841
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	797,000	701,858

		1,375,699

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Communications – 1.72%
Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18 #	672,000	$559,440
Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19 #	416,000	461,240
Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40 #	562,000	654,027
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	41,000	99,502
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	544,000	708,900
144A 1.00% exercise price $74.31, expiration date 9/28/43 #	975,000	1,004,250
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	109,000	362,221

		3,849,580

Consumer Cyclical – 1.24%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27 f	1,149,000	1,222,967
Iconix Brand Group 2.50% exercise price $30. 75, expiration date 5/31/16	436,000	625,115
Live Nation Entertainment 144A 2.50% exercise price $34.68, expiration date 5/15/19 #	117,000	121,680
2.875% exercise price $27.14, expiration date 7/14/27	807,000	812,044

		2,781,806

Consumer Non-Cyclical – 2.33%
Alere 3.00% exercise price $43.98, expiration date 5/15/16	705,000	779,906
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	343,000	353,933

(continues)                                                             7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16 *	407,000	$303,215
Hologic 2.00% exercise price $38.59, expiration date 12/15/43	607,000	664,286
2.00% exercise price $31.17, expiration date 2/27/42 *f	597,000	659,685
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	1,077,000	1,212,971
Salix Pharmaceuticals 1.50% exercise price $65.81, expiration date 3/15/19	93,000	171,178
Spectrum Pharmaceuticals 144A 2.75% exercise price $10.53, expiration date 12/13/18 #	230,000	236,613
Vector Group 1.75% exercise price $27.16, expiration date 4/15/20	466,000	483,766
2.50% exercise price $17.62, expiration date 1/14/19 *•	263,000	351,152

		5,216,705

Energy – 1.00%
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	349,000	369,286
Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18 #	880,000	856,350
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32 *	378,000	483,131
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #	509,000	533,814

		2,242,581

Financials – 0.79%
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	561,000	602,374

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Financials (continued)
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	791,000	$847,853
New Mountain Finance 144A 5.00% exercise price $15.93, expiration date 6/15/19 #	322,000	324,499

		1,774,726

Real Estate Investment Trusts –1.05%
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	700,000	788,813
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18 #	663,000	654,713
Forest City Enterprises 144A 3.625% exercise price $24.21, expiration date 8/14/20 #	388,000	404,733
Lexington Realty Trust 144A 6.00% exercise price $6.76, expiration date 1/11/30 #	294,000	493,920

		2,342,179

Technology – 2.36%
Cardtronics 144A 1.00% exercise price $52.35, expiration date 11/27/20 #	827,000	724,663
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	535,000	692,156
Intel 3.25% exercise price $21.71, expiration date 8/1/39 *	401,000	573,432
Novellus Systems 2.625% exercise price $35.11, expiration date 5/14/41	94,000	178,189
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	712,000	718,230
SanDisk 1.50% exercise price $51.69, expiration date 8/11/17	433,000	830,277
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32 *	904,000	914,735

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Technology (continued)
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	424,000	$659,320

		5,291,002

Total Convertible Bonds (cost $22,955,190)		25,520,521

Corporate Bonds – 38.40%
Automotives – 0.91%
American Axle & Manufacturing 7.75% 11/15/19	55,000	63,594
Chassix 144A 9.25% 8/1/18 #	210,000	228,375
General Motors 144A 3.50% 10/2/18 #	10,000	10,275
144A 6.25% 10/2/43 #	235,000	268,194
General Motors Financial 6.75% 6/1/18	365,000	417,469
Group 1 Automotive 144A 5.00% 6/1/22 #	175,000	176,750
International Automotive Components Group 144A 9.125% 6/1/18 #	450,000	481,500
Meritor 6.25% 2/15/24	135,000	138,037
6.75% 6/15/21	225,000	241,313

		2,025,507

Banking – 4.04%
Australia & New Zealand Banking Group 5.405% 6/20/22 •	AUD 1,799,000	1,750,642
Banco Santander Mexico 144A 5.95% 1/30/24 #•	200,000	210,500
Bank of America 4.00% 4/1/24	40,000	41,005
4.11% 8/23/18 •	AUD 1,100,000	1,042,321
Bank of New York Mellon 3.40% 5/15/24	5,000	5,087
Barclays Bank 7.625% 11/21/22	375,000	431,719
City National 5.25% 9/15/20 *	5,000	5,668
Credit Suisse Group 144A 7.50% 12/11/49 #•	400,000	437,020
Fifth Third Bancorp 4.30% 1/16/24	5,000	5,226

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group 3.985% 8/21/19 •	AUD1,190,000	$1,112,647
4.383% 8/8/18 •	AUD1,280,000	1,217,357
HSBC Holdings 4.00% 3/30/22	20,000	21,353
JPMorgan Chase 3.625% 5/13/24	15,000	15,141
3.727% 5/17/18 •	AUD1,100,000	1,030,819
6.75% 1/29/49 •	255,000	276,675
Lloyds Banking Group 7.50% 4/30/49 *•	680,000	730,150
Morgan Stanley 5.00% 11/24/25	40,000	42,543
Northern Trust 3.95% 10/30/25	5,000	5,204
PNC Financial Services Group 3.90% 4/29/24	10,000	10,228
PNC Funding 5.625% 2/1/17	35,000	38,852
RBS Capital Trust I 2.099% 12/29/49 •	430,000	419,250
Santander Holdings USA 4.625% 4/19/16	10,000	10,679
State Street 3.10% 5/15/23	10,000	9,784
SunTrust Bank 2.35% 11/1/18	10,000	10,171
SVB Financial Group 5.375% 9/15/20	25,000	28,563
USB Capital IX 3.50% 10/29/49 •	80,000	68,800
Wachovia 0.596% 10/15/16 •	10,000	9,981
Wells Fargo 4.10% 6/3/26	10,000	10,111
4.48% 1/16/24	20,000	21,231
5.90% 12/29/49 •	10,000	10,537
Zions Bancorp 4.50% 3/27/17	5,000	5,341
4.50% 6/13/23	10,000	10,199
7.75% 9/23/14	5,000	5,099

		9,049,903

Basic Industry – 4.04%
AK Steel 7.625% 5/15/20 *	421,000	426,263
ArcelorMittal 6.125% 6/1/18	580,000	638,000
10.35% 6/1/19	15,000	19,087
Arch Coal 144A 8.00% 1/15/19 #*	365,000	359,525

(continues)                                                             9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Axalta Coating System 144A 7.375% 5/1/21 #	230,000	$253,000
Barrick Gold 4.10% 5/1/23	5,000	4,882
Builders FirstSource 144A 7.625% 6/1/21 #	405,000	434,363
Cemex 144A 7.25% 1/15/21 #	230,000	249,837
Cemex Finance 144A 6.00% 4/1/24 #	250,000	257,187
CF Industries 5.15% 3/15/34	5,000	5,349
6.875% 5/1/18	25,000	29,609
CPG Merger Sub 144A 8.00% 10/1/21 #	380,000	403,750
Dow Chemical 8.55% 5/15/19	34,000	43,897
Eastman Chemical 4.65% 10/15/44	10,000	10,003
Essar Steel Minnesota 144A 11.50% 5/15/20 #	115,000	118,594
First Quantum Minerals 144A 6.75% 2/15/20 #	172,000	176,300
144A 7.00% 2/15/21 #	172,000	176,300
144A 7.25% 5/15/22 #	200,000	206,000
FMG Resources August 2006 144A 6.875% 4/1/22 #*	475,000	502,906
Georgia-Pacific 8.00% 1/15/24	20,000	27,151
HD Supply 11.50% 7/15/20	345,000	414,863
INEOS Group Holdings 144A 5.875% 2/15/19 #	310,000	316,587
International Paper 6.00% 11/15/41	10,000	12,065
7.50% 8/15/21	5,000	6,379
JMC Steel Group 144A 8.25% 3/15/18 #	300,000	309,000
Kissner Milling 144A 7.25% 6/1/19 #	320,000	328,800
LSB Industries 144A 7.75% 8/1/19 #	295,000	316,387
Masonite International 144A 8.25% 4/15/21 #	425,000	465,375
Mosaic 5.625% 11/15/43	10,000	11,332
New Gold 144A 6.25% 11/15/22 #	380,000	394,250
Nortek 8.50% 4/15/21	265,000	293,487
Perstorp Holding 144A 8.75% 5/15/17 #	400,000	432,000
Potash 3.625% 3/15/24	5,000	5,121

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Rio Tinto Finance USA 3.50% 11/2/20	5,000	$5,236
Rock-Tenn 3.50% 3/1/20	10,000	10,351
4.00% 3/1/23	5,000	5,163
Ryerson 9.00% 10/15/17	245,000	263,681
11.25% 10/15/18	105,000	118,125
Sappi Papier Holding 144A 6.625% 4/15/21 #	200,000	211,000
TPC Group 144A 8.75% 12/15/20 #	425,000	470,687
Weyerhaeuser 4.625% 9/15/23	10,000	10,800
Wise Metals Group 144A 8.75% 12/15/18 #	170,000	181,900
Wise Metals Intermediate Holdings 144A 9.75% 6/15/19 #	115,000	114,856

		9,039,448

Brokerage – 0.03%
Jefferies Group 5.125% 1/20/23	10,000	10,699
6.45% 6/8/27	5,000	5,681
6.50% 1/20/43	5,000	5,457
Lazard Group 6.85% 6/15/17	34,000	38,779

		60,616

Capital Goods – 2.38%
Accudyne Industries 7.75% 12/15/20 *	215,000	232,737
B/E Aerospace 5.25% 4/1/22	190,000	202,825
BOE Intermediate Holding 144A PIK 9.00% 11/1/17 #X	232,401	243,004
BOE Merger 144A PIK 9.50% 11/1/17 #T	375,000	395,625
Caterpillar 3.40% 5/15/24	5,000	5,086
Consolidated Container 144A 10.125% 7/15/20 #	385,000	395,587
Crane 4.45% 12/15/23	10,000	10,591
Gardner Denver 144A 6.875% 8/15/21 #*	190,000	199,025
General Electric 4.50% 3/11/44	5,000	5,255
Ingersoll-Rand Global Holding 144A 4.25% 6/15/23 #	15,000	15,779

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Milacron 144A 7.75% 2/15/21 #	375,000	$414,375
Plastipak Holdings 144A 6.50% 10/1/21 #	300,000	316,500
Reynolds Group Issuer 8.25% 2/15/21 *	310,000	331,313
Signode Industrial Group 144A 6.375% 5/1/22 #	360,000	364,500
TransDigm 144A 6.00% 7/15/22 #	160,000	161,400
144A 6.50% 7/15/24 #	370,000	376,013
7.50% 7/15/21	290,000	321,175
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #T	145,000	154,063
Votorantim Cimentos 144A 7.25% 4/5/41 #	1,118,000	1,190,670

		5,335,523

Communications – 3.80%
Altice 144A 7.75% 5/15/22 #	430,000	453,113
American Tower Trust I 144A 1.551% 3/15/43 #	5,000	4,984
144A 3.07% 3/15/23 #	20,000	19,716
CC Holdings GS V 3.849% 4/15/23	5,000	5,044
CenturyLink 5.80% 3/15/22	210,000	219,450
6.75% 12/1/23	240,000	262,800
Cogent Communications Finance 144A 5.625% 4/15/21 #	375,000	370,313
Comcast 4.75% 3/1/44	5,000	5,299
Crown Castle Towers 144A 4.883% 8/15/20 #	30,000	33,403
Digicel Group 144A 8.25% 9/30/20 #	730,000	790,225
DIRECTV Holdings 4.45% 4/1/24	20,000	21,306
Hughes Satellite Systems 7.625% 6/15/21	280,000	320,600
Intelsat Luxembourg 7.75% 6/1/21	110,000	117,013
8.125% 6/1/23	990,000	1,067,963
Interpublic Group 4.20% 4/15/24	5,000	5,170
Level 3 Financing 144A 6.125% 1/15/21 #	95,000	100,819
SES 144A 3.60% 4/4/23 #	15,000	15,120

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
SES Global Americas Holdings 144A 5.30% 3/25/44 #	15,000	$16,037
Sprint 144A 7.125% 6/15/24 #	470,000	507,600
144A 7.25% 9/15/21 #	200,000	222,250
144A 7.875% 9/15/23 #	260,000	294,450
Sprint Capital 6.90% 5/1/19	255,000	283,050
Time Warner Cable 8.25% 4/1/19	15,000	19,122
T-Mobile USA 6.125% 1/15/22	115,000	122,331
6.25% 4/1/21	180,000	191,925
6.50% 1/15/24	70,000	74,550
6.731% 4/28/22	115,000	124,631
Verizon Communications 4.15% 3/15/24	5,000	5,249
5.15% 9/15/23	30,000	33,836
6.40% 9/15/33	5,000	6,165
Vimpel Communications 144A 7.748% 2/2/21 #	275,000	295,625
VimpelCom Holdings 144A 5.95% 2/13/23 #	1,000,000	955,000
Wind Acquisition Finance 144A 7.375% 4/23/21 #	570,000	591,375
Windstream 7.50% 4/1/23	235,000	250,863
7.75% 10/1/21	235,000	256,150
Zayo Group 10.125% 7/1/20	372,000	431,055

		8,493,602

Consumer Cyclical – 1.99%
Amazon.com 2.50% 11/29/22	20,000	18,949
BI-LO 144A PIK 8.625% 9/15/18 #	265,000	270,963
CVS Caremark 4.00% 12/5/23	5,000	5,289
Dave & Buster’s Entertainment 144A 10.004% 2/15/16 #^	510,000	436,050
DBP Holding 144A 7.75% 10/15/20 #	251,000	215,860
Delphi 4.15% 3/15/24	20,000	20,893
eBay 4.00% 7/15/42	5,000	4,575
Historic TW 6.875% 6/15/18	25,000	29,833
Host Hotels & Resorts 4.75% 3/1/23	20,000	21,424
Hyundai Capital America 144A 2.55% 2/6/19 #	10,000	10,145

(continues)                                                             11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
International Game Technology 5.35% 10/15/23	15,000	$16,340
Landry’s 144A 9.375% 5/1/20 #	455,000	504,481
Marriott International 3.375% 10/15/20	5,000	5,112
Michaels Stores 144A 5.875% 12/15/20 #	300,000	306,750
Pantry 8.375% 8/1/20	405,000	438,919
Party City Holdings 8.875% 8/1/20	435,000	485,025
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	375,000	387,187
Quiksilver 144A 7.875% 8/1/18 #	430,000	468,700
QVC 4.375% 3/15/23	15,000	15,155
Rite Aid 6.75% 6/15/21 *	255,000	277,313
Roundy’s Supermarkets 144A 10.25% 12/15/20 #	145,000	153,700
Signet UK Finance 4.70% 6/15/24	10,000	10,101
Tempur-Pedic International 6.875% 12/15/20	285,000	313,500
TRW Automotive 144A 4.45% 12/1/23 #	15,000	15,637
Viacom 5.25% 4/1/44	10,000	10,592
Wyndham Worldwide 4.25% 3/1/22	5,000	5,155
5.625% 3/1/21	10,000	11,093

		4,458,741

Consumer Non-Cyclical – 1.03%
Amgen 3.625% 5/22/24	20,000	20,234
Boston Scientific 2.65% 10/1/18	5,000	5,113
6.00% 1/15/20	15,000	17,517
CareFusion 6.375% 8/1/19	10,000	11,826
Celgene 3.95% 10/15/20	15,000	15,943
Covidien International Finance 4.20% 6/15/20	20,000	21,972
Crestview DS Merger Sub II 144A 10.00% 9/1/21 #	255,000	284,325
Darling Escrow 144A 5.375% 1/15/22 #	145,000	151,344
ESAL 144A 6.25% 2/5/23 #	200,000	199,750
Gilead Sciences 3.70% 4/1/24	10,000	10,307
JBS Investments 144A 7.75% 10/28/20 #	470,000	506,871

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Kroger 3.30% 1/15/21	5,000	$5,129
McKesson 3.796% 3/15/24	15,000	15,379
PepsiCo 3.60% 3/1/24	5,000	5,149
Post Holdings 144A 6.00% 12/15/22 #	190,000	191,900
144A 6.75% 12/1/21 #	75,000	79,687
Quest Diagnostics 2.70% 4/1/19	5,000	5,065
Smithfield Foods 6.625% 8/15/22	275,000	302,844
Spectrum Brands 6.375% 11/15/20	75,000	81,656
6.625% 11/15/22	280,000	308,000
Thermo Fisher Scientific 2.40% 2/1/19	10,000	10,140
4.15% 2/1/24	5,000	5,280
Zimmer Holdings 4.625% 11/30/19	30,000	33,574
Zoetis 3.25% 2/1/23	15,000	14,863

		2,303,868

Energy – 6.55%
Athlon Holdings 144A 6.00% 5/1/22 #*	345,000	353,625
Baytex Energy 144A 5.125% 6/1/21 #	80,000	81,100
144A 5.625% 6/1/24 #	230,000	231,725
Calumet Specialty Products Partners 7.625% 1/15/22	570,000	606,337
Chaparral Energy 7.625% 11/15/22	180,000	192,600
8.25% 9/1/21	160,000	175,600
CHC Helicopter 9.375% 6/1/21 *	480,000	508,800
Chesapeake Energy 4.875% 4/15/22 *	710,000	736,625
Cimarex Energy 4.375% 6/1/24	5,000	5,100
Continental Resources 4.50% 4/15/23	20,000	21,442
144A 4.90% 6/1/44 #	5,000	5,193
Ecopetrol 5.875% 5/28/45	615,000	636,525
Electricite de France 144A 4.60% 1/27/20 #	15,000	16,706
144A 4.875% 1/22/44 #	10,000	10,630
Energy Transfer Equity 144A 5.875% 1/15/24 #	178,000	185,120
Energy XXI Gulf Coast 144A 6.875% 3/15/24 #	390,000	393,900

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Exterran Partners 6.00% 4/1/21	395,000	$402,900
FTS International 144A 6.25% 5/1/22 #	415,000	425,375
Genesis Energy 5.75% 2/15/21	440,000	457,600
Halcon Resources 8.875% 5/15/21	105,000	112,350
9.75% 7/15/20	415,000	456,500
Hercules Offshore 144A 6.75% 4/1/22 #*	100,000	97,375
144A 7.50% 10/1/21 #*	190,000	192,375
144A 8.75% 7/15/21 #	115,000	123,625
Husky Energy 4.00% 4/15/24	10,000	10,471
Key Energy Services 6.75% 3/1/21	360,000	378,000
Laredo Petroleum 5.625% 1/15/22	180,000	185,400
7.375% 5/1/22	75,000	83,437
Linn Energy 6.50% 5/15/19	60,000	63,450
8.625% 4/15/20	81,000	88,189
Midstates Petroleum 9.25% 6/1/21 *	535,000	577,800
Murphy Oil USA 144A 6.00% 8/15/23 #	295,000	308,275
Newfield Exploration 5.625% 7/1/24	10,000	10,700
Northern Blizzard Resources 144A 7.25% 2/1/22 #	390,000	403,163
Northern Oil & Gas 8.00% 6/1/20	370,000	394,975
NuStar Logistics 6.75% 2/1/21	240,000	265,200
Oasis Petroleum 144A 6.875% 3/15/22 #	275,000	300,437
Ocean Rig UDW 144A 7.25% 4/1/19 #	475,000	472,625
Offshore Group Investment 7.125% 4/1/23	180,000	182,700
PDC Energy 7.75% 10/15/22	380,000	421,800
Petrobras International Finance 5.375% 1/27/21	39,000	40,687
Petroleos Mexicanos
5.50% 6/27/44	512,000	530,560
6.625% 6/15/35	1,000,000	1,175,000
Pioneer Energy Services 144A 6.125% 3/15/22 #	390,000	401,700

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Pride International 6.875% 8/15/20	20,000	$24,362
Regency Energy Partners 5.875% 3/1/22	385,000	410,025
Rosneft Finance 7.875% 3/13/18	400,000	454,000
Samson Investment 144A 10.75% 2/15/20 #	415,000	435,750
SandRidge Energy 8.125% 10/15/22	505,000	550,450
Statoil 2.90% 11/8/20	5,000	5,132
Talisman Energy 5.50% 5/15/42	25,000	27,037
Woodside Finance 144A 8.75% 3/1/19 #	15,000	19,211

		14,649,664

Financials – 0.27%
General Electric Capital 2.10% 12/11/19	35,000	35,214
3.45% 5/15/24	35,000	35,397
6.00% 8/7/19	15,000	17,812
NASDAQ OMX Group 4.25% 6/1/24	5,000	5,023
Nuveen Investments 144A 9.50% 10/15/20 #	425,000	506,813

		600,259

Healthcare – 2.03%
Air Medical Group Holdings 9.25% 11/1/18	229,000	246,747
Community Health Systems 144A 6.875% 2/1/22 #	275,000	290,813
7.125% 7/15/20	105,000	114,056
8.00% 11/15/19	25,000	27,500
Crimson Merger Sub 144A 6.625% 5/15/22 #	380,000	377,625
Immucor 11.125% 8/15/19	275,000	309,375
Kinetic Concepts 10.50% 11/1/18	250,000	284,273
12.50% 11/1/19	180,000	208,350
Mallinckrodt International Finance 4.75% 4/15/23	215,000	209,087
MPH Acquisition Holdings 144A 6.625% 4/1/22 #	190,000	197,600
Par Pharmaceutical 7.375% 10/15/20	780,000	850,200
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	465,000	499,875

(continues)                                                             13

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare 6.00% 10/1/20	180,000	$193,950
8.125% 4/1/22	235,000	267,900
Valeant Pharmaceuticals International 144A 5.625% 12/1/21 #	265,000	275,600
VPI Escrow 144A 6.375% 10/15/20 #	175,000	187,906

		4,540,857

Insurance – 0.98%
Allstate 5.75% 8/15/53 •	10,000	10,706
American International Group 4.125% 2/15/24	5,000	5,271
8.175% 5/15/58 •	345,000	468,337
Berkshire Hathaway Finance 2.90% 10/15/20	10,000	10,316
Chubb 6.375% 3/29/67 •	15,000	16,725
Highmark 144A 4.75% 5/15/21 #	5,000	5,027
144A 6.125% 5/15/41 #	5,000	4,838
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	435,000	468,713
ING U.S. 5.65% 5/15/53 •	5,000	5,094
Liberty Mutual Group 144A 4.25% 6/15/23 #	10,000	10,433
144A 4.95% 5/1/22 #	5,000	5,503
MetLife 6.40% 12/15/36	100,000	112,055
Onex USI Acquisition 144A 7.75% 1/15/21 #	395,000	408,825
Prudential Financial 3.50% 5/15/24	5,000	5,032
3.875% 1/14/15	35,000	35,766
XL Group 6.50% 12/29/49 •	625,000	622,656

		2,195,297

Media – 3.12%
CCO Holdings 5.25% 9/30/22	475,000	485,094
CCU Escrow 144A 10.00% 1/15/18 #*	185,000	177,600
Cequel Communications Holdings I 144A 6.375% 9/15/20 #	300,000	319,500
Clear Channel
Communications PIK 14.00% 2/1/21 *ò	215,000	219,837
Columbus International 144A 7.375% 3/30/21 #	870,000	924,375

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
CSC Holdings 144A 5.25% 6/1/24 #*	480,000	$481,200
6.75% 11/15/21	140,000	156,800
DISH DBS 5.00% 3/15/23	215,000	219,300
Gray Television 7.50% 10/1/20 *	375,000	404,063
MDC Partners 144A 6.75% 4/1/20 #	415,000	440,937
Mediacom Broadband 144A 5.50% 4/15/21 #	250,000	254,063
Numericable Group 144A 6.00% 5/15/22 #	430,000	446,663
ONO Finance II 144A 10.875% 7/15/19 #	240,000	266,100
RCN Telecom Services 144A 8.50% 8/15/20 #	205,000	219,863
Univision Communications 144A 8.50% 5/15/21 #	425,000	468,563
UPCB Finance VI 144A 6.875% 1/15/22 #	150,000	164,250
Virgin Media Finance 144A 6.375% 4/15/23 #	615,000	651,900
VTR Finance 144A 6.875% 1/15/24 #	650,000	690,627

		6,990,735

Natural Gas – 0.11%
El Paso Pipeline Partners Operating 4.30% 5/1/24	10,000	10,194
6.50% 4/1/20	10,000	11,815
Enbridge 3.50% 6/10/24	5,000	4,991
Enbridge Energy Partners 8.05% 10/1/37 •	25,000	28,444
Energy Transfer Partners 5.15% 2/1/43	10,000	10,228
5.95% 10/1/43 *	5,000	5,599
9.70% 3/15/19	7,000	9,179
EnLink Midstream Partners 4.40% 4/1/24	20,000	21,050
Enterprise Products Operating 7.034% 1/15/68 •	25,000	28,367
Kinder Morgan Energy Partners 3.50% 9/1/23 *	5,000	4,872
9.00% 2/1/19	20,000	25,874
NiSource Finance 6.125% 3/1/22	15,000	17,871
Plains All American Pipeline 8.75% 5/1/19	10,000	12,987

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
Sunoco Logistics Partners Operations 3.45% 1/15/23	10,000	$9,873
TransCanada PipeLines 6.35% 5/15/67 •	20,000	20,850
Williams Partners 7.25% 2/1/17	20,000	22,990

		245,184

Real Estate Investment Trusts – 0.07%
Alexandria Real Estate Equities 4.60% 4/1/22	15,000	15,984
Carey (W.P.) 4.60% 4/1/24	5,000	5,227
CBL & Associates 5.25% 12/1/23	5,000	5,323
Corporate Office Properties 3.60% 5/15/23	5,000	4,803
5.25% 2/15/24	10,000	10,786
DDR 4.75% 4/15/18	5,000	5,473
7.50% 4/1/17	5,000	5,799
7.875% 9/1/20	20,000	25,508
Digital Realty Trust 5.25% 3/15/21 *	15,000	16,193
5.875% 2/1/20 *	10,000	11,090
Duke Realty 3.625% 4/15/23	5,000	4,978
Excel Trust 4.625% 5/15/24	5,000	5,111
National Retail Properties 3.80% 10/15/22	5,000	5,122
Regency Centers 5.875% 6/15/17	20,000	22,575
WEA Finance 144A 4.625% 5/10/21 #	10,000	11,255

		155,227

Services – 2.95%
Algeco Scotsman Global Finance 144A 10.75% 10/15/19 #	815,000	853,713
Avis Budget Car Rental 5.50% 4/1/23	350,000	358,750
BlueLine Rental Finance 144A 7.00% 2/1/19 #	225,000	241,313
Caesars Growth Properties Holdings 144A 9.375% 5/1/22 #*	425,000	429,516
Carlson Wagonlit 144A 6.875% 6/15/19 #	290,000	312,098
Covanta Holding 5.875% 3/1/24	415,000	427,450

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
H&E Equipment Services 7.00% 9/1/22	350,000	$386,750
Mattamy Group 144A 6.50% 11/15/20 #	485,000	493,487
MGM Resorts International 6.75% 10/1/20	215,000	238,919
7.75% 3/15/22 *	180,000	211,725
11.375% 3/1/18	213,000	275,835
Navios South American Logistics 144A 7.25% 5/1/22 #*	375,000	386,719
PHH 6.375% 8/15/21	155,000	162,363
7.375% 9/1/19	205,000	231,137
Pinnacle Entertainment 7.75% 4/1/22	125,000	136,250
8.75% 5/15/20	58,000	63,655
PNK Finance 144A 6.375% 8/1/21 #	170,000	179,775
Stena 144A 7.00% 2/1/24 #	410,000	432,550
United Rentals North America 5.75% 11/15/24	565,000	585,481
Watco 144A 6.375% 4/1/23 #	185,000	189,625

		6,597,111

Technology – 2.55%
Advanced Micro Devices 144A 6.75% 3/1/19 #	265,000	280,261
Apple 3.45% 5/6/24	15,000	15,275
BMC Software Finance 144A 8.125% 7/15/21 #	430,000	454,725
Cisco Systems 3.625% 3/4/24	10,000	10,301
CommScope 144A 5.50% 6/15/24 #*	415,000	419,150
EMC 2.65% 6/1/20	5,000	5,094
Entegris 144A 6.00% 4/1/22 #	415,000	418,113
Fidelity National Information Services 3.875% 6/5/24	5,000	5,018
First Data 11.25% 1/15/21	510,000	587,775
11.75% 8/15/21	505,000	563,075
First Data Holdings 144A PIK 14.50% 9/24/19 #T	235,784	238,142
Freescale Semiconductor 10.75% 8/1/20	35,000	39,944
Infor Software Parent 144A PIK 7.125% 5/1/21 #*T	515,000	527,875

(continues)                                                             15

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
j2 Global 8.00% 8/1/20	585,000	$637,650
Micron Technology 144A 5.875% 2/15/22 #	415,000	444,050
Microsoft 2.125% 11/15/22	5,000	4,783
National Semiconductor 6.60% 6/15/17	20,000	23,164
NCR Escrow 144A 5.875% 12/15/21 #	110,000	116,600
144A 6.375% 12/15/23 #	335,000	362,637
NetApp 3.25% 12/15/22	10,000	9,629
Seagate HDD Cayman 144A 4.75% 1/1/25 #	15,000	14,981
SunGard Availability Services Capital 144A 8.75% 4/1/22 #	315,000	295,313
Viasystems 144A 7.875% 5/1/19 #	205,000	217,813
Xerox 6.35% 5/15/18	10,000	11,650

		5,703,018

Transportation – 0.47%
Brambles USA 144A 5.35% 4/1/20 #	15,000	16,886
Burlington Northern Santa Fe 3.85% 9/1/23	20,000	21,085
ERAC USA Finance 144A 5.25% 10/1/20 #	35,000	39,976
Norfolk Southern 4.80% 8/15/43	5,000	5,403
Red de Carreteras de Occidente 144A 9.00% 6/10/28 #	MXN 13,000,000	960,999
United Airlines 2014-1 Pass Through Trust 4.00% 4/11/26 ♦	5,000	5,061
United Parcel Service 5.125% 4/1/19	10,000	11,539

		1,060,949

Utilities – 1.08%
AES 7.375% 7/1/21	270,000	311,850
AES Gener 144A 8.375% 12/18/73 #•	200,000	218,500
Ameren Illinois 9.75% 11/15/18	45,000	59,022
American Transmission Systems 144A 5.25% 1/15/22 #	25,000	27,494
Berkshire Hathaway Energy 3.75% 11/15/23	10,000	10,377

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Calpine 144A 5.875% 1/15/24 #*	205,000	$215,763
144A 6.00% 1/15/22 #	200,000	215,500
CMS Energy 6.25% 2/1/20	5,000	5,968
Commonwealth Edison 5.80% 3/15/18	5,000	5,751
Elwood Energy 8.159% 7/5/26	207,055	233,972
Enel 144A 8.75% 9/24/73 #•	400,000	469,000
Entergy Arkansas 3.70% 6/1/24	5,000	5,229
Entergy Louisiana 4.05% 9/1/23	15,000	16,097
Exelon Generation 4.25% 6/15/22 *	15,000	15,694
Great Plains Energy 4.85% 6/1/21	5,000	5,559
5.292% 6/15/22	10,000	11,485
Integrys Energy Group 6.11% 12/1/66 *•	15,000	15,140
IPALCO Enterprises 5.00% 5/1/18	10,000	10,725
ITC Holdings 3.65% 6/15/24	5,000	5,020
LG&E & KU Energy 4.375% 10/1/21	20,000	21,479
National Rural Utilities Cooperative Finance 4.75% 4/30/43 •	10,000	9,500
NextEra Energy Capital Holdings 3.625% 6/15/23	5,000	5,074
6.35% 10/1/66 •	5,000	4,934
NRG Energy 144A 6.25% 5/1/24 #	370,000	383,413
NV Energy 6.25% 11/15/20	10,000	11,904
Pennsylvania Electric 5.20% 4/1/20	25,000	27,901
PPL Electric Utilities 3.00% 9/15/21	10,000	10,255
Public Service New Hampshire 3.50% 11/1/23	5,000	5,182
Public Service Oklahoma 5.15% 12/1/19	30,000	34,101
Puget Energy 6.00% 9/1/21	5,000	5,922
Puget Sound Energy 6.974% 6/1/67 •	15,000	15,689
SCANA 4.125% 2/1/22	10,000	10,497

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Wisconsin Energy
6.25% 5/15/67 •	20,000	$20,714

		2,424,711

Total Corporate Bonds (cost $81,828,208)		85,930,220

Non-Agency Asset-Backed Securities – 0.02%
Nissan Auto Receivables Owner Trust Series 2013-C A3 0.67% 8/15/18	25,000	24,976
Nissan Master Owner Trust Receivables Series 2012-A A 0.621% 5/15/17 •	25,000	25,068
Total Non-Agency Asset-Backed Securities (cost $50,081)		50,044

Non-Agency Collateralized Mortgage Obligations – 0.10%
Citicorp Mortgage Securities Trust Series 2007-1 2A1 5.50% 1/25/22	10,340	10,418
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.948% 11/25/36	100,000	96,107
GSR Mortgage Loan Trust Series 2006-AR1 3A1 2.871% 1/25/36 •	89,690	82,664
MASTR ARM Trust Series 2006-2 4A1 2.626% 2/25/36 •	26,210	25,936
Total Non-Agency Collateralized Mortgage Obligations (cost $211,225)		215,125

Senior Secured Loans – 3.70%«
Akorn Tranche B 4.50% 11/13/20	370,000	372,004
Applied Systems 2nd Lien 7.50% 1/15/22	400,000	407,125
Atkore International 2nd Lien 7.75% 9/27/21	210,000	210,919
Avast Software 1st Lien 5.00% 3/18/20	215,000	215,045
Avaya Tranche B-3 4.50% 10/27/17	130,000	126,082

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Avaya Tranche B6 6.50% 3/31/18	130,000	$129,411
Azure Midstream Tranche B 6.50% 10/21/18	191,250	193,641
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	420,000	432,757
Borgata Tranche B 1st Lien 6.75% 8/15/18	389,025	395,468
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21	215,000	214,194
Citycenter Holdings Tranche B 5.00% 10/9/20	394,013	397,411
Clear Channel Communications Tranche D 6.75% 1/30/19	650,000	644,080
Flint Group Tranche 2nd Lien 8.25% 5/2/22	430,000	431,971
Gentiva Health Services Tranche B 6.50% 10/10/19	314,213	315,129
Gray Television 4.75% 10/11/19	426,000	427,331
Hostess Brands 1st Lien 6.75% 3/12/20	415,000	432,119
LTS Buyer 2nd Lien 8.00% 3/15/21	60,088	61,039
Moxie Liberty Tranche B 7.50% 8/21/20	215,000	220,913
Moxie Patriot (Panda Power Fund) Tranche B1 6.75% 12/18/20	210,000	215,644
Nuveen Investments 2nd Lien 6.50% 2/28/19	205,000	207,434
Otter Products Tranche B 5.25% 4/29/19	399,743	400,326
Otterbox Tranche B 5.75% 5/30/20	395,000	391,050
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	220,000	224,400
Polymer Group Tranche B 5.25% 12/13/19	339,150	341,164
Rite Aid 2nd Lien
5.75% 8/3/20	198,000	202,653
Samson Investment 2nd Lien 5.00% 9/25/18	425,000	425,835
Vantage Drilling Tranche B 1st Lien 5.75% 3/28/19	234,408	233,236

Total Senior Secured Loans (cost $8,209,377)		8,268,381

(continues)                                                             17

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)
Sovereign Bonds – 2.52% Δ
Indonesia – 0.69%
Indonesia Government International Bond 6.625% 2/17/37	1,350,000	$1,555,875

		1,555,875

Mexico – 1.83%
Mexican Bonos 6.50% 6/10/21	MXN20,282,000	1,681,872
8.00% 6/11/20	MXN27,000,000	2,406,479

		4,088,351

Total Sovereign Bonds (cost $5,736,589)		5,644,226

U.S. Treasury Obligations – 0.44%
U.S. Treasury Bonds 3.375% 5/15/44	15,000	15,176
3.625% 2/15/44	10,000	10,609
3.75% 11/15/43	25,000	27,129
U.S. Treasury Notes 0.875% 4/15/17 *	10,000	10,040
1.50% 5/31/19	230,000	229,704
2.50% 5/15/24 *	685,000	687,622
Total U.S. Treasury Obligations (cost $968,893)		980,280

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Auction Pass Through Trust Series 2007-B 144A 0.00% 1/15/87 #@♦	500,000	0

Total Leveraged Non-Recourse Security (cost $425,000)		0

	Number of shares	Value (U.S. $)
Limited Partnership – 0.48%
Ares Management *†	9,000	$171,000
Brookfield Infrastructure Partners *	5,400	219,672
Lehigh Gas Partners *	25,200	680,400

Total Limited Partnership (cost $853,432)		1,071,072

Preferred Stock – 1.21%
Alabama Power 5.625%	410	10,209
Ally Financial 144A 7.00% #	800	810,800
Freddie Mac 6.02%	40,000	368,800
GMAC Capital Trust I 8.125% •	12,000	325,440
Integrys Energy Group 6.00% •	300	7,818
MetLife 5.00%	23,200	685,560
National Retail Properties 5.70%	200	4,650
Public Storage 5.20%	200	4,500
Regions Financial 6.375% *	16,000	394,240
6.375% •	200	5,100
Vornado Realty Trust 6.625% *	3,700	94,387

Total Preferred Stock (cost $3,157,631)		2,711,504

Warrant – 0.00%
Wheeler Real Estate Investment Trust strike price $5.50, expiration date 4/29/19 †	9,900	7,920

Total Warrant (cost $82)		7,920

	Principal amount°
Short-Term Investments – 0.43%
Discount Notes – 0.19% ≠
Federal Home Loan Bank 0.05% 7/28/14	37,371	37,370
0.05% 8/15/14	153,234	153,224
0.075% 11/19/14	243,228	243,159

		433,753

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligation – 0.24%≠
U.S. Treasury Bill 0.093% 11/13/14	536,506	$536,393

		536,393

Total Short-Term Investments (cost $970,005)		970,146

Total Value of Securities Before Securities Lending Collateral –128.83% (cost $253,267,986)		288,303,060

	Number of shares
Securities Lending Collateral** – 7.31%
Investment Company Delaware Investments Collateral Fund No.1	16,365,466	16,365,466

Total Securities Lending Collateral (cost $16,365,466)		16,365,466

Total Value of Securities – 136.14% (cost $269,633,452)		$304,668,526 ■

	Number of contracts
Option Written – (0.01%)
Equity Call Option – (0.01%)
Penney (J.C.), strike price $9.00, expires 6/21/14 (MSC)	(350)	$(12,250)

Total Option Written (premium received $(31,261))		$(12,250)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2014, the aggregate value of Rule 144A securities was $53,997,679 which represents 24.13% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At May 31, 2014, the aggregate value of illiquid securities was $35,513, which represents 0.02% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ò	100% of the income received was in the form of both cash and par.
❖	Securities have been classified by type of business. Aggregate classification by country of origin has been presented in “Security type/country and sector allocation” on page 2.
X	100% of the income received was in the form of additional par.
T	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2014, the aggregate value of fair valued securities was $35,513, which represents 0.02% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $16,668,846 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
●	Variable rate security. The rate shown is the rate as of May 31, 2014. Interest rates reset periodically.
¥	All or portion of the security has been pledged as collateral with outstanding options written.
Δ	Securities have been classified by country of origin.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2014.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2014.

(continues)                                                             19

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

The following foreign currency exchange contracts and futures contract were outstanding at May 31, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
BNP	RUB 17,702,500	USD (509,827)	7/11/14	$(7,580)
BNYM	CHF (68,691)	USD 76,496	6/2/14	(218)

				$(7,798)

Futures Contract

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(17) U.S. Treasury 5 yr Notes	$(2,033,313)	$(2,035,883)	10/6/14	$(2,570)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BNP – Banque Paribas

BNYM – BNY Mellon

CHF – Swiss Franc

ETN – Exchange-Traded Note

FDR – Finnish Depositary Receipt

GNMA – Government National Mortgage Association

MASTR – Mortgage Asset Securitization Transactions, Inc.

MSC – Morgan Stanley Capital

MXN – Mexican Peso

PIK – Pay-in-kind

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit RUB – Russian Ruble

S.F. – Single Family

USD – United States Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Enhanced Global Dividend and Income Fund

May 31, 2014 (Unaudited)

Assets:
Investments, at value1, [2]	$287,332,914
Short-term investments held as collateral for loaned securities, at value[3]	16,365,466
Short-term investments, at value[4]	970,146
Foreign currencies, at value[5]	39,972
Cash collateral for derivatives	17,000
Receivable for securities sold	4,113,084
Dividend and interest receivable	2,448,588
Securities lending income receivable	13,487
Variation margin receivable on futures contracts	931
Other assets	1,566

Total assets	311,303,154

Liabilities:
Option written, at value[6]	12,250
Cash overdraft	1,392,497
Borrowing under line of credit	65,725,000
Obligation to return securities lending collateral	16,365,466
Payable for securities purchased	3,544,893
Interest payable for leverage	63,571
Investment management fees payable	231,596
Other accrued expenses	158,095
Other affiliates payable	7,761
Trustees’ fees and expenses payable	1,366
Unrealized loss on foreign currency exchange contracts	7,798

Total liabilities	87,510,293

Total Net Assets	$223,792,861

Net Assets Consist of:
Paid-in capital	$235,674,702
Distributions in excess of net investment income	(3,678,448)
Accumulated net realized loss on investments	(43,250,531)
Net unrealized appreciation of investments and derivatives	35,047,138

Total Net Assets	$223,792,861

[1] Investments, at cost	$252,297,981
[2] Including securities on loan	16,668,846
[3] Short-term investments held as collateral for loaned securities, at cost	16,365,466
[4] Short-term investments, at cost	970,005
[5] Foreign currencies, at cost	40,273
[6] Option written, premiums received	(31,261)

Net Asset Value

Common Shares
Net assets	$223,792,861
Shares of beneficial interest outstanding	15,863,616
Net asset value per share	$14.11

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Enhanced Global Dividend and Income Fund

Six months ended May 31, 2014 (Unaudited)

Investment Income:
Interest	$3,608,691
Dividends	3,164,791
Securities lending income	56,739
Foreign tax withheld	(160,379)

6,669,842

Expenses:
Management fees	1,334,341
Interest expense	343,321
Reports and statements to shareholders	73,816
Accounting and administration expenses	48,677
Legal fees	41,070
Dividend disbursing and transfer agent fees and expenses	29,787
Custodian fees	22,846
Audit and tax	18,119
Trustees’ fees and expenses	5,385
Registration fees	290
Other expenses	30,056

Total operating expenses	1,947,708

Net Investment Income	4,722,134

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,885,536
Foreign currencies	(1,556,798)
Foreign currency exchange contracts	(105,308)
Futures contracts	(27,439)
Options written	49,449
Swap contracts	(375)

Net realized gain	6,245,065

Net change in unrealized appreciation (depreciation) of:
Investments	5,509,742
Foreign currencies	15,785
Foreign currency exchange contracts	(7,798)
Futures contracts	(2,570)
Options written	20,463

Net change in unrealized appreciation (depreciation)	5,535,622

Net Realized and Unrealized Gain	11,780,687

Net Increase in Net Assets Resulting from Operations	$16,502,821

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Enhanced Global Dividend and Income Fund

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13
Increase in Net Assets from Operations:
Net investment income	$4,722,134	$9,148,614
Net realized gain	6,245,065	11,761,213
Net change in unrealized appreciation (depreciation)	5,535,622	17,193,617

Net increase in net assets resulting from operations	16,502,821	38,103,444

Dividends and Distributions to Shareholders from:
Net investment income	(7,138,627)	(14,277,254)

	(7,138,627)	(14,277,254)

Net Increase in Net Assets	9,364,194	23,826,190
Net Assets:
Beginning of period	214,428,667	190,602,477

End of period (including distributions in excess of net investment income of $3,678,448 and $1,261,955, respectively)	$223,792,861	$214,428,667

See accompanying notes, which are an integral part of the financial statements.

Statement of cash flows

Delaware Enhanced Global Dividend and Income Fund

Six months ended May 31, 2014 (Unaudited)

Net Cash (including Foreign Currency) Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	$16,502,821

Adjustments to reconcile net increase in net assets from operations to cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments	77,330
Purchase of investment securities	(90,311,047)
Proceeds from disposition of investment securities	86,403,212
Proceeds from short-term investment securities, net	8,549,750
Premiums received for options written	70,770
Net realized gain	(6,303,561)
Net change in unrealized appreciation (depreciation)	(5,538,192)
Increase in receivable for securities sold	(3,699,205)
Increase in dividend and interest and other assets receivable	(71,092)
Increase in variation margin receivable on futures contracts	(931)
Increase in payable for securities purchased	985,857
Increase in interest expense payable	2,209
Increase in other accrued expenses	43,948

Total adjustments	(9,790,952)

Net cash provided by operating activities	6,711,869

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid to shareholders	(7,138,627)

Net cash used for financing activities	(7,138,627)

Effect of exchange rates on cash	15,785

Net decrease in cash	(410,973)
Cash at beginning of period	(924,552)

Cash at end of period*	$(1,335,525)

Cash paid for interest expense on leverage	$341,112

*Includes	foreign currency and cash collateral for derivatives, as shown in the statement of assets and liabilities.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Enhanced Global Dividend and Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 5/31/14[1]	Year ended
	(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
Net asset value, beginning of period	$13.520	$12.020	$11.350	$12.320	$12.060	$8.770

Income (loss) from investment operations:
Net investment income[2]	0.298	0.577	0.557	0.587	0.568	0.685
Net realized and unrealized gain (loss)	0.742	1.823	1.261	(0.327)	0.922	3.875

Total from investment operations	1.040	2.400	1.818	0.260	1.490	4.560

Less dividends and distributions from:
Net investment income	(0.450)	(0.900)	(0.627)	(0.750)	(0.918)	(0.668)
Return of capital	—	—	(0.521)	(0.480)	(0.312)	(0.602)

Total dividends and distributions	(0.450)	(0.900)	(1.148)	(1.230)	(1.230)	(1.270)

Net asset value, end of period	$14.110	$13.520	$12.020	$11.350	$12.320	$12.060

Market value, end of period	$12.660	$12.250	$11.100	$10.920	$12.310	$12.290

Total return based on:[3]
Net asset value	8.27%	21.19%	16.85%	1.77%	13.13%	59.12%
Market value	7.22%	18.91%	12.15%	(2.01%)	10.92%	134.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$223,793	$214,429	$190,602	$179,414	$160,465	$156,048
Ratio of expenses to average net assets[4,5]	1.81%	1.88%	2.15%	1.98%	1.95%	2.14%
Ratio of net investment income to average net assets[6]	4.39%	4.47%	4.74%	4.68%	4.68%	6.73%
Portfolio turnover	31%	56%	53%	72%	83%	88%

Leverage analysis:
Debt outstanding at end of period at par (000 omitted)	$65,725	$65,725	$65,725	$50,725	$40,000	$40,000
Asset coverage per $1,000 of debt outstanding at end of period	$4,405	$4,263	$3,900	$4,537	$5,012	$4,901

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[4]	The ratio of interest expense to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2014, and years ended Nov. 30, 2013, 2012, 2011, 2010, and 2009 were 0.24%, 0.27%, 0.42%, 0.31%, 0.33%, and 0.35%, respectively.
[5]	The ratio of expenses before interest expense to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2014, and years ended Nov. 30, 2013, 2012, 2011, 2010, and 2009 were 1.14%, 1.15%, 1.19%, 1.28%, 1.22%, and 1.26%, respectively.
[6]	The ratio of net investment income to adjusted net assets for the six months ended May 31, 2014, and years ended Nov. 30, 2013, 2012, 2011, 2010, and 2009 were 3.36%, 3.38%, 3.57%, 3.76%, 3.73%, and 5.06%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

May 31, 2014 (Unaudited)

Delaware Enhanced Global Dividend and Income Fund (Fund) is organized as a Delaware statutory trust, and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DEX.

The primary investment objective of the Fund is to seek current income, with a secondary objective of capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be non-taxable returns of capital into distributions taxable as ordinary income. The use of such capital loss carryovers in this circumstance will produce no tax benefit for shareholders, and the capital loss carryovers available to offset future capital gains of the Fund will be reduced. Under the Regulated Investment Company Modernization Act of 2010 (Act), this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) will no longer apply to net capital losses of the Fund arising in Fund tax years beginning after Nov. 30, 2011. The actual determination of the source of the Fund’s distributions can be made only at year end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2014 in early 2015.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 30, 2014.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (for example, “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statement of operations under the caption net realized gain (loss) on foreign currencies. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund pays foreign capital gain taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes.

(continues)                                                             27

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended May 31, 2014.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust, and the investment manager, an annual fee of 0.95%, of the adjusted average daily net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average daily net assets excludes the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets (excluding the line of credit liability) of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; and 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2014, the Fund was charged $6,770 for these services.

As provided in the investment management agreement, the Fund bears a portion of cost of resources shared with DMC, including the cost of internal personnel of DMC and its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2014, the Fund was charged $15,799 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are Officers and/or Trustees of the Fund. These Officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$87,249,393
Purchases of U.S. government securities	3,061,654
Sales other than U.S. government securities	83,503,404
Sales of U.S. government securities	2,899,808

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$270,757,121

Aggregate unrealized appreciation	$43,550,109
Aggregate unrealized depreciation	(9,638,704)

Net unrealized appreciation	$33,911,405

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2013, will expire as follows: $25,993,776 expires in 2016, and $22,248,222 expires in 2017.

On Dec. 22, 2010, the Act was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. There are no losses incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 —	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 —	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 —	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)                                                             29

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-
Backed Securities	$—	$1,424,880	$—	$1,424,880
Corporate Debt	—	111,450,741	—	111,450,741
Foreign Debt	—	5,644,226	—	5,644,226
Senior Secured Loans	—	8,268,381	—	8,268,381
Common Stock
Consumer Discretionary	18,130,491	—	—	18,130,491
Consumer Staples	12,284,517	1,969,708	—	14,254,225
Diversified REITs	2,169,278	—	—	2,169,278
Energy	14,318,375	—	—	14,318,375
Financials	18,459,640	—	—	18,459,640
Healthcare	18,971,496	—	—	18,971,496
Healthcare REITs	617,519	—	—	617,519
Hotel REITs	1,421,380	—	—	1,421,380
Industrial REITs	2,505,910	—	—	2,505,910
Industrials	15,199,149	—	—	15,199,149
Information Technology	13,146,854	—	—	13,146,854
Mall REITs	1,776,282	—	—	1,776,282
Manufactured Housing REITs	456,937	—	—	456,937
Materials	8,147,192	—	—	8,147,192
Mixed REITs	300,213	—	—	300,213
Mortgage REITs	563,301	—	—	563,301
Multifamily REITs	1,006,413	—	—	1,006,413
Office REITs	1,782,436	—	—	1,782,436
Office/Diversified REIT	134,274	—	—	134,274
Real Estate Management &
Development	24,466	—	—	24,466
Self-Storage REIT	277,455	—	—	277,455
Shopping Center REITs	2,126,326	—	—	2,126,326
Single Tenant REIT	189,592	—	—	189,592
Specialty REITs	1,604,858	—	—	1,604,858
Telecommunications	8,051,440	—	—	8,051,440
Utilities	2,778,897	—	—	2,778,897
Convertible Preferred Stock[1]	3,914,647	3,199,851	35,513	7,150,011
Exchange-Traded Fund	209,500	—	—	209,500
Limited Partnership	1,071,072	—	—	1,071,072
Preferred Stock[1]	1,531,904	1,179,600	—	2,711,504
Warrant	7,920	—	—	7,920
U.S. Treasury Obligations	—	980,280	—	980,280
Short-Term Investments	—	970,146	—	970,146
Securities Lending Collateral	—	16,365,466	—	16,365,466

Total	$153,179,734	$151,453,279	$35,513	$304,668,526

Foreign Currency Exchange
Contracts	$—	$(7,798)	$—	$(7,798)
Futures Contracts	(2,570)	—	—	(2,570)
Option Written	(12,250)	—	—	(12,250)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	54.75%	44.75%	0.50%	100.00%
Preferred Stock	56.50%	43.50%	—	100.00%

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in these tables.

During the six months ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Computershare, Inc. (Computershare), in the open market if the shares of the Fund are trading at a discount to the Fund’s net asset value on the dividend payment date. However, the dividend reinvestment plan provides that if the shares of the Fund are trading at a premium to the Fund’s net asset value on the dividend payment date, the Fund will issue shares to shareholders of record at net asset value. During the six months ended May 31, 2014 and year ended Nov. 30, 2013, the Fund did not issue any shares under the Fund’s dividend reinvestment plan.

5. Line of Credit

For the six months ended May 31, 2014, the Fund borrowed a portion of the money available to it pursuant to a $67,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expired on June 25, 2014. Effective June 25, 2014, the Credit agreement was renewed through June 24, 2015 for $87,000,000. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2014, the par value of loans outstanding was $65,725,000, at a variable interest rate of 1.03%. During the six months ended May 31, 2014, the average daily balance of loans outstanding was $65,725,000, at a weighted average interest rate of approximately 1.00%.

Interest on borrowings is based on a variable short-term rate plus an applicable margin. Prior to June 25, 2014, the commitment fee under the Credit Agreement was computed at a rate of 0.15% per annum on the unused balance. On June 25, 2014, the commitment fee was changed to a rate of 0.10% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

(continues)                                                             31

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

6. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of May 31, 2014, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitments
Men’s Wearhouse	$460,000
Polymer Group	320,000

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2014, the Fund entered into foreign currency exchange contracts to hedge the U.S dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $17,000 cash collateral for open futures contracts, which is presented as cash collateral for derivatives on the statement of asset and liabilities.

During the six months ended May 31, 2014, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objectives. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; to earn income; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended May 31, 2014 for the Fund were as follows:

Number of contracts	Premiums

Options outstanding at Nov. 30, 2013	89	$9,940
Options written	613	70,770
Options terminated in closing purchase transactions	(89)	(6,111)
Options expired	(263)	(43,338)

Options outstanding at May 31, 2014	350	$31,261

During the six months ended May 31, 2014, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objectives. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and or (2) trading certain CDS baskets through a central counterparty.

(continues)                                                             33

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

7. Derivatives (continued)

During the six months ended May 31, 2014, the Fund used CDS contracts to gain exposure to certain securities or markets.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts. No swap contracts were outstanding at May 31, 2014.

Fair values of derivative instruments as of May 31, 2014 were as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$—	Unrealized loss on foreign currency exchange contracts	$(7,798)
Equity contracts (Option written)	Option written, at value	—	Option written, at value	(12,250)
Interest rate contracts (Futures contracts)	Variation margin payable on futures contracts	—	Variation margin payable on futures contracts	(2,570)*

Total		$—		$(22,618)

*Includes cumulative appreciation of futures contracts from the date the contracts are opened through May 31, 2014. Only current day variation margin is reported on the Fund’s statement of assets and liabilities.

The effect of derivative instruments on the statement of operations for the six months ended May 31, 2014 were as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Foreign currency exchange contracts	$(105,308)	$—	$—	$—	$(105,308)
Equity contracts	—	—	49,449	—	49,449
Interest rate contracts	—	(27,439)	—	—	(27,439)
Credit contracts	—	—	—	(375)	(375)

Total	$(105,308)	$(27,439)	$49,449	$(375)	$(83,673)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Total
Foreign currency exchange contracts	$(7,798)	$—	$—	$(7,798)
Equity contracts	—	—	20,463	20,463
Interest rate contracts	—	(2,570)	—	(2,570)

Total	$(7,798)	$(2,570)	$20,463	$10,095

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2014:

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	259,287	USD	537,782
Futures contracts (average notional value)		—		683,190
Options contracts (average notional value)		—		5,351
Swap contracts (average notional value)*	EUR	1,440		—

*Long represents buying protection and short represents selling protection.

8. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy, or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivatives liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At May 31, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNP Paribas	$—	$(7,580)	$(7,580)
BNY Mellon	—	(218)	(218)

Total	$—	$(7,798)	$(7,798)

	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
BNP Paribas	$(7,580)	$—	$—	$—	$—	$(7,580)
BNY Mellon	(218)	—	—	—	—	(218)

Total	$(7,798)	$—	$—	$—	$—	$(7,798)

(a) Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

(continues)                                                             35

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2014, the value of securities on loan was $16,668,846 for which the Fund received collateral, comprised of non-cash collateral (U.S. government securities) valued at $925,884 and cash collateral of $16,365,466. At May 31, 2014, the value of invested collateral was $16,365,466. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund’s financial statements.

(continues)                                                             37

Other Fund information (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Changes to portfolio management team

On June 19, 2014, Christopher M. Testa was appointed as a portfolio manager of the Fund. Mr. Testa joined Babak Zenouzi, Damon J. Andres, D. Tysen Nutt Jr., Edward A. “Ned” Gray, Liu-Er Chen, Wayne A. Anglace, Roger A. Early, Thomas H. Chow, Paul A. Matlack, Craig C. Dembek, and John P. McCarthy in making day-to-day investment decisions for the Fund.

Fund management

Babak “Bob” Zenouzi

Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)

Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree in finance from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

D. Tysen Nutt Jr.

Senior Vice President, Senior Portfolio Manager, Team Leader

D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as senior vice president and senior portfolio manager, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Damon J. Andres, CFA

Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Edward A. “Ned” Gray, CFA

Senior Vice President, Chief Investment Officer — Global and International Value Equity

Ned Gray manages the Global and International Value Equity strategies and has worked with the investment team for more than 20 years. Prior to joining Delaware Investments in June 2005 in his current position, Gray worked with the team as a portfolio manager at Arborway Capital and Thomas Weisel Partners. At ValueQuest/TA, which he joined in 1987, Gray was a senior investment professional with responsibilities for portfolio management, security analysis, quantitative research, performance analysis, global research, back office/investment information systems integration, trading, and client and consultant relations. Prior to ValueQuest, he was a research analyst at the Center for Competitive Analysis. Gray received his bachelor’s degree in history from Reed College and a master of arts in law and diplomacy, in international economics, business and law from Tufts University’s Fletcher School of Law and Diplomacy.

Liu-Er Chen, CFA

Senior Vice President, Chief Investment Officer — Emerging Markets and Healthcare

Liu-Er Chen heads the firm’s global Emerging Markets team, and he is also the portfolio manager for Delaware Healthcare Fund, which launched in September 2007. Prior to joining Delaware Investments in September 2006 in his current position, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently worked as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund’s sole manager in 2001. He was also the sole manager of the Evergreen Health Care Fund since its inception in 1999. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

Roger A. Early, CPA, CFA, CFP

Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Thomas H. Chow, CFA

Senior Vice President, Chief Investment Officer — Corporate Credit

Thomas H. Chow is a senior member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation with respect to credit and related strategies. His experience includes asset liability management solutions and credit risk opportunities that span the ratings and global spectrum. In 2001, he joined Delaware Investments as a portfolio manager, after working as a trader of high grade and high yield securities, as well as structured vehicles, at SunAmerica/AIG from 1997 to 2001. He began his investment career as an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Wayne A. Anglace, CFA

Vice President, Senior Portfolio Manager

Wayne A. Anglace currently serves as a senior portfolio manager for the firm’s convertible bond strategies. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

(continues)                                                             39

Other Fund information (Unaudited)

Fund management (continued)

Paul A. Matlack, CFA

Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist

Paul A. Matlack is a strategist and senior portfolio manager for the firm’s fixed income team. Matlack rejoined the firm in May 2010. During his previous time at Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.

Craig C. Dembek, CFA

Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

Craig C. Dembek is a senior research analyst on the firm’s taxable fixed income team with primary responsibility for banks, brokers, insurance companies, and real estate investment trusts (REITs), as well as oversight for other sectors. He rejoined the firm in March 2007. During his previous time at Delaware Investments, from April 1999 to January 2001, he was a senior investment grade credit analyst. Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst. Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston. Dembek earned a bachelor’s degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.

John P. McCarthy, CFA

Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

John P. McCarthy is a senior research analyst on the firm’s taxable fixed income team, responsible for industrials, steel, metals, and mining. He rejoined Delaware Investments in March 2007 after he worked in the firm’s fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Most recently, he was a senior high yield analyst/trader at Chartwell Investment Partners. McCarthy earned a bachelor’s degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

Christopher M. Testa, CFA

Senior Vice President, Senior Portfolio Manager

Christopher M. Testa joined Delaware Investments in January 2014 as a senior portfolio manager in the firm’s corporate credit portfolio management group. He helps manage both investment grade and high yield corporate credit. Prior to joining the firm, Testa worked as a portfolio manager who focused on high yield credit at S. Goldman Asset Management from 2009 to 2012 and Princeton Advisory Group from 2012 to 2013. From 2001 to 2009, he served as head of U.S. credit at Drake Management, and prior to that he was head of credit research and a high yield portfolio manager at Goldman Sachs Asset Management. Testa has more than 20 years of experience analyzing and investing in high yield and distressed credit. He earned his bachelor’s degree in economics, with a minor in government, from Hamilton College, and an MBA in finance with a concentration in investments from The Wharton School of the University of Pennsylvania.

This page intentionally left blank.

About the organization

This semiannual report is for the information of Delaware Enhanced Global Dividend and Income Fund shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices.

Board of Trustees

Patrick P. Coyne

Chairman, President, and

Chief Executive Officer

Delaware Investments® Family of Funds Philadelphia, PA

Thomas L. Bennett

Private Investor

Rosemont, PA

Joseph W. Chow†

Former Executive Vice President

State Street Corporation

Brookline, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth†

Former Chief Investment Officer

Assurant, Inc.

Philadelphia, PA

Frances A. Sevilla-Sacasa†

Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans†

Former Vice President and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

†Audit committee member

Affiliated officers

David F. Connor

Senior Vice President,

Deputy General Counsel, and Secretary

Delaware Investments Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments Family of Funds

Philadelphia, PA

David P. O’Connor

Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA

Richard Salus

Senior Vice President and Chief Financial Officer

Delaware Investments Family of Funds

Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 866 437-0252; (ii) on the Fund’s website at delawareinvestments.com; and (iii) on the SEC’s website at sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Investment manager

Delaware Management Company a series of Delaware Management Business Trust

Philadelphia, PA

Principal office of the Fund

2005 Market Street

Philadelphia, PA 19103-7094

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Registrar and stock transfer agent

Computershare, Inc.

480 Washington Blvd.

Jersey City, NJ 07310

866 437-0252

Website

delawareinvestments.com

Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options

Delaware Enhanced Global Dividend and Income Fund offers an automatic dividend reinvestment program. If you would like to change your reinvestment option, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     The information in the semiannual report under “Other Fund information – Changes to portfolio management team” and “Other Fund information – Fund management” is incorporated by reference into this Item 8.

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which the Fund manager is primarily responsible as of May 31, 2014. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2014.

			No. of Accounts with	Total Assets in Accounts
	No. of	Total Assets	Performance-	with Performance-
	Accounts	Managed	Based Fees	Based Fees
Christopher M. Testa
Registered Investment	0	$0	0	$0
Companies
Other Pooled Investment	0	$0	0	$0
Vehicles
Other Accounts	0	$0	0	$0

DESCRIPTION OF MATERIAL CONFLICTS OF INTEREST
     Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or Fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or Fund. Additionally, the management of multiple other funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Adviser has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

     A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While Delaware’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio’s manager’s compensation consists of the following:

     Base Salary – Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus – (Mr. Anglace, Mr. Chow, Mr. Dembek, Mr. Early, Mr. Matlack, Mr. McCarthy and Mr. Testa only) An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

     Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The pool is allotted based on subjective factors (50%) and objective factors (50%). The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to the Fund’s Lipper or Morningstar peer group percentile ranking on a one, three-, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance, and Callan Associates databases (or similar sources of relative performance data) on a one-, three-, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the top 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

     For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

     Portfolio managers participate in retention programs, including the Delaware Investments Incentive Unit Plan, the Delaware Investments Notional Investment Plan, and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

     Delaware Investments Incentive Unit Plan - Portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of Delaware Management Holdings, Inc. issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on November 30, 2010.

     The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of Delaware Management Holdings, Inc., is normally determined as of each March 31, June 30, September 30 and December 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

     Delaware Investments Notional Investment Plan – A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of a portfolio of Delaware Investments Family of Funds-managed funds pursuant to the terms of the Delaware Investments Notional Investment Plan. The retained amount will vest in three equal tranches in each of the first, second and third years following the date upon which the investment is made.

     Macquarie Group Employee Retained Equity Plan – A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie Group Limited (“Macquarie”) equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

     Other Compensation – Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of May 31, 2014, Christopher M. Testa did not own any shares of the Fund.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE ENHANCED GLOBAL DIVIDEND AND INCOME FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 4, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 4, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 4, 2014